SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Revenue			0	0	11,676,137
Research and development costs	164,378	96,943	$ 385,785	206,943	$ 362,456
Incometax likely hood percentage, description			A valuation allowance is applied when in management’s view it is more likely than not (50%) that such deferred tax will not be utilized.		A valuation allowance is applied when in management’s view it is more likely than not (50%) that such deferred tax will not be utilized
Cash FDIC insured amount	808,800		$ 808,800
revenue
Research and Development Expense [Member]
Research and development expenses costs incurred	$ 164,378	$ 385,785	$ 164,378	$ 385,785